Stock-Based Compensation (Details) (Restricted Stock [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Employee compensation and benefits restricted awards
Stock option compensation expense	$ 49.6	$ 49.1	$ 46.2
Income tax benefit	$ 19.4	$ 19.6	$ 18.5